Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2008	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity (Deficit) [Abstract]
Range of prices per share of common stock sold in the period, range minimum		$ 0.1		$ 0.001
Range of prices per share of common stock sold in the period, middle of range				$ 0.01
Range of prices per share of common stock sold in the period, range maximum	$ 0.001	$ 0.6	$ 0.1	$ 0.1